Wright Managed Equity Trust	Wright Managed Income Trust
Wright Selected Blue Chip Equities Fund Wright Major Blue Chip Equities Fund Wright International Blue Chip Equities Fund	Wright Current Income Fund Wright Total Return Bond Fund
(each, a “Fund” and together, the “Funds”)

Supplement dated December 19, 2012 to the combined Prospectus dated May 1, 2012

On September 14, 2012, at a special meeting of shareholders, the shareholders of each Fund approved a new investment advisory agreement (“New Advisory Agreement”) between the relevant Trust on behalf of such Fund and the Funds’ investment adviser, Wright Investors’ Service, Inc. (the “Adviser”).  The Funds’ prior investment advisory agreements (and related expense limitation agreements) terminated automatically upon a change in control of the Adviser, in accordance with the terms of the prior investment advisory agreements, as required by the Investment Company Act of 1940.

The change in control resulted from the merger of the Adviser’s parent company, The Winthrop Corporation (“Winthrop”), with a wholly owned subsidiary of National Patent Development Corporation (“NPDC”) named NPT Advisors Inc.  The merger transaction closed on December 19, 2012, pursuant to an Agreement and Plan of Merger among Winthrop, NPDC, NPT Advisors Inc. and Peter M. Donovan, acting in his capacity as representative of the security holders of Winthrop.

Under each New Advisory Agreement, the scope of services to be provided by the Adviser and the rates at which fees are to be paid by a Fund are the same as under that Fund’s prior investment advisory agreement.  In addition, the other terms of the New Advisory Agreements are identical to the prior investment advisory agreements, except for the date of execution, the two-year initial term, immaterial updating changes and immaterial changes in form.  The terms of a new expense limitation agreement which the Board of Trustees of each Trust also approved on behalf of each Fund are identical to the terminating expense limitation agreement of such Fund, except for the date of execution.

The section of the Prospectus entitled “Managing the Funds” is amended as follows:

The closing paragraph of the subsection entitled “The Adviser” on page 26 is hereby deleted and the following text is added immediately after the first paragraph in that subsection:

On December 19, 2012, the parent company of the Adviser, The Winthrop Corporation (“Winthrop”), merged with a wholly owned subsidiary of National Patent Development Corporation (“NPDC”).  As a result of the merger, each fund’s prior investment advisory agreement terminated by operation of law, and the Adviser entered into its current investment advisory agreement and related expense limitation agreement with each fund.  The services provided by the Adviser and the rate at which the advisory fee is paid by each fund under the current investment advisory agreement are the same as under the prior investment advisory agreement.  In addition, the other terms of the current investment advisory agreement are the same as the prior investment advisory agreement, except for the date of execution, the two-year initial term, immaterial updating changes and immaterial changes in form.  A discussion regarding the basis for the Trustees’ approval of the funds’ current investment advisory agreements is available in the Proxy Statement provided to each investor of record as of July 6, 2012.  The discussion will also be available in the funds’ annual report for the period ended December 31, 2012.

For more information, please contact a Fund customer service representative at (800) 555-0644 (toll free)

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.

Wright Managed Equity Trust	Wright Managed Income Trust
Wright Selected Blue Chip Equities Fund Wright Major Blue Chip Equities Fund Wright International Blue Chip Equities Fund	Wright Current Income Fund Wright Total Return Bond Fund
(each, a “Fund” and together, the “Funds”)

Supplement dated December 19, 2012 to the combined
Statement of Additional Information dated May 1, 2012

On September 14, 2012, at a special meeting of shareholders, the shareholders of each Fund approved a new investment advisory agreement (“New Advisory Agreement”) between the relevant Trust on behalf of such Fund and the Funds’ investment adviser, Wright Investors’ Service, Inc. (the “Adviser”).  The Funds’ prior investment advisory agreements (and related expense limitation agreements) terminated automatically upon a change in control of the Adviser, in accordance with the terms of the prior investment advisory agreements, as required by the Investment Company Act of 1940.

The change in control resulted from the merger of the Adviser’s parent company, The Winthrop Corporation (“Winthrop”), with a wholly owned subsidiary of National Patent Development Corporation (“NPDC”) named NPT Advisors Inc.  The merger transaction closed on December 19, 2012, pursuant to an Agreement and Plan of Merger among Winthrop, NPDC, NPT Advisors Inc. and Peter M. Donovan, acting in his capacity as representative of the security holders of Winthrop.

Under each New Advisory Agreement, the scope of services to be provided by the Adviser and the rates at which fees are to be paid by a Fund are the same as under that Fund’s prior investment advisory agreement.  In addition, the other terms of the New Advisory Agreements are identical to the prior investment advisory agreements, except for the date of execution, the two-year initial term, immaterial updating changes and immaterial changes in form.  The terms of a new expense limitation agreement which the Board of Trustees of each Trust also approved on behalf of each Fund are identical to the terminating expense limitation agreement of such Fund, except for the date of execution.

The section of the Statement of Additional Information entitled “Management and Organization” is amended as follows:

The table concerning Peter M. Donovan on page 13 is hereby revised as follows:

Information disclosed under the column entitled “Other Trustee/Director/Partnership/ Employment” is revised to include: “Director, National Patent Development Corporation.”

The closing paragraph of the subsection entitled “Committees” on page 16 is hereby deleted in its entirety and replaced by the following:

The Trustees, including the Independent Trustees, considered the adoption of the Investment Advisory Contract between each Trust and Wright at a meeting held for that purpose on June 22, 2012.

The section of the Statement of Additional Information entitled “Investment Advisory and Administrative Services” is amended as follows:

The initial paragraph of the section on page 18 is hereby deleted in its entirety and replaced by the following:

The Trusts have engaged Wright to act as investment adviser to the funds pursuant to an Investment Advisory Contract (the “Investment Advisory Contract”).  Wright is a wholly owned subsidiary of The Winthrop Corporation, a Connecticut corporation.  On December 19, 2012, The Winthrop Corporation merged with a wholly owned subsidiary of National Patent Development Corporation (“NPDC”).  NPDC is a publicly traded holding company that wholly owns and therefore controls The Winthrop Corporation following the merger.

As a result of the change in control during the merger, each fund’s prior investment advisory agreement terminated by operation of law, and Wright entered into its current investment advisory agreement and related expense limitation agreement with each fund.  The services provided by Wright and the rate at which the advisory fee is paid by each fund under the new agreement are the same as under the prior investment advisory agreement.  In addition, the other terms of the new agreement are the same as the prior investment advisory agreement, except for the date of execution, the two-year initial term, immaterial updating changes and immaterial changes in form.  No change in any fund’s portfolio manager or senior management at Wright occurred in connection with the merger.

The Winthrop Corporation, through its subsidiaries and affiliates, continues to engage primarily in investment management, administration and marketing. Wright furnishes each fund with investment advice and management services, as described below.

For more information, please contact a Fund customer service representative at (800) 555-0644 (toll free)

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.